Fees Summary	Aug. 03, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	9,253.22
Total Transaction Valuation	67,003,801.00
Total Offset Amount	0.00
Net Fee	$ 9,253.22
Offering Table N/A
Offset Table N/A	N/A